Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0000894627
Registrant Name	VAALCO ENERGY INC /DE/
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES